ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 9:-	ACCRUED EXPENSES AND OTHER LIABILITIES
The components of accrued expenses and other liabilities are as follows:

	December 31,
	2021	2020

Accrued products and licenses costs	$102.5	$96.4
Marketing expenses payable	9.8	7.1
Income tax payable	28.1	11.9
Legal accrual	39.5	32.6
Other accrued expenses	58.7	48.8

	$238.6	$196.8